SHARE CAPITAL (Details Narrative) - CAD ($)		12 Months Ended
	Mar. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
[custom:StockIssuedDuringPeriodValueExerciseOfWarrants]		$ 87,170	$ 4,929,790
Issued shares			6,488,669
Issued value			$ 18,815,485
Share capital issuance description		(i) USD $1,000,000; (ii) 15% of the total assets of the Company, measured at the Company’s most recent balance sheet date; or (iii) 15% of the outstanding amount of the common shares of the Company, measured at the Company’s most recent balance sheet date. At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of common shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a common share, calculated as the closing price of the common shares on the CSE for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).	Each unit is comprised of one common share and one share purchase warrant. These warrants had a fair value of $0.57 USD allocated to them, have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years. The fair value of $8,261,511 was allocated to warrant derivative liability.
Warrant derivative liability			$ 8,261,511
Number of stock issued for private placement			5,095,966
Value of stock issued for private placement			$ 25,538,213
Number of share options granted in share-based payment arrangement			247,826
Weighted average exercise price of share options granted in share-based payment arrangement			$ 10.12
Adjustments for share-based payments		$ 3,311,024	$ 3,952,595
Weighted average remaining contractual life of outstanding share options		5 months 19 days	1 year 2 months 12 days
Warrants issued	1,200,000
Warrants held in escrow	900,000
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments		$ 502,837	$ 1,660,894
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of accelerated vesting shares		1,072,595	323,661
Number of shares vested		1,820,972	124,999
Number of shares forfeited		64,334
Number of shares granted post consolidation			348,826
Share-based payment expense		$ 2,808,187	$ 2,291,701
Employee [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement			30,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 13.20
Contractual life of exercisable share options			10 years
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement			10,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 13.90
Contractual life of exercisable share options			5 years
Employees and consultant [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement			182,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 10.15
Contractual life of exercisable share options			10 years
Employee one [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement			25,826
Weighted average exercise price of share options granted in share-based payment arrangement			$ 4.84
Contractual life of exercisable share options			5 years
Vital intelligence inc [member]
IfrsStatementLineItems [Line Items]
Share capital issuance description			Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.
Number of stock units issued for acquisition			1,200,000
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants		16,538	1,939,534
[custom:StockIssuedDuringPeriodValueExerciseOfWarrants]		$ 87,170	$ 4,929,790
Number of stock issued for exercise of options		12,500	405,499
Value of stock issued for exercise of options		$ 26,875	$ 1,014,123
Restricted share units		1,072,595	448,660
Number of shares issued			371,901